Subordinated Liabilities - Other (Details) - Financial liabilities at amortized cost $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 29, 2016 USD ($)	Dec. 27, 2013 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 29, 2016 $ / shares
Subordinated liabilities
Financial liabilities
Amount of debt securities issued			$ 500
Tier II Subordinated Capital Notes
Financial liabilities
Amount of debt securities issued		$ 1,300
Number of debt securities issued | shares		1,300,000
Nominal value (in dollars per share) | $ / shares		$ 1,000
Maturity period of debt instruments issued		10 years
Prepaid maturity period		5 years
Discount		$ 10
Interest rate (as a percent)		5.95%
Initial interest rate term		5 years
Second interest rate term		5 years
Basic capital index after loss absorption mechanism through write down of issue		4.5
Basic capital index after partial write down		7.0
Basic capital index		8.0
Subordinated Additional Tier I Capital Notes
Financial liabilities
Amount of debt securities issued	$ 500
Interest rate (as a percent)				8.50%
Initial interest rate term	5 years
Basic capital index for automatic conversion				5.125%
Number of consecutive business days	30 days
Floor price | $ / shares				$ 20.30